Consolidated statement of changes in equity - GBP (£) £ in Millions		Called-up share capital	Paid-in equity	Share premium account	Merger reserve	Available-for-sale reserve		Cash flow hedging reserve	Foreign exchange reserve	Capital redemption reserve	Retained earnings	Own shares held	Shareholders' equity	Non-controlling interests	Preference shareholders	Ordinary shareholders	Total
At 1 January at Dec. 31, 2016		£ 11,823	£ 4,582	£ 25,693	£ 10,881	£ 238	[1]	£ 1,030	£ 2,888	£ 4,542	£ (12,936)	£ (132)	£ 49,205	£ 795
Ordinary shares issued		53		96
Redemption call by RBS Capital Trust III	[2]		(91)
Capital reduction	[3]			(25,789)						£ (4,542)	30,331
Movements in Fair value through other comprehensive income - unrealised losses						100
Realised gains						(71)
Tax						(8)
Recycled to profit or loss on disposal of businesses	[4]								(33)
Amount recognized in equity								(240)
Amount transferred from equity to earnings								(371)
Tax								156
Retranslation of net assets									124
Currency translation adjustments and other movements														20
Foreign currency gains/(losses) on hedges of net assets									(8)
Tax									13
Profit attributable to ordinary shareholders and other equity owners											1,195
(Loss)/profit attributable to non-controlling interests														29
Equity preference dividends paid											(85)
Paid-in equity dividends paid, net of tax											(171)
Remeasurement of the retirement benefit schemes, gross											(26)
Remeasurement of the retirement benefit schemes, tax											(20)
Changes in fair value of credit in financial liabilities designated at fair value through profit, gross											(77)
Changes in fair value of credit in financial liabilities designated at fair value through profit, tax											12
Purchase of own shares												(69)
Shares issued under employee share schemes											(5)	156
Share-based payments, gross											(34)
At 31 December at Jun. 30, 2017		11,876	4,491			259		575	2,984		18,184	(45)	50,049	844	£ 2,565	£ 42,149
At 1 January at Dec. 31, 2017		11,965	4,058	887	£ 10,881	255	[1]	227	2,970		17,130	(43)	47,757	763			£ 49,093
Ordinary shares issued		63		108
Implementation of IFRS 9 on 1 January 2018						34					(105)
Movements in Fair value through other comprehensive income - unrealised losses						203								(1)
Realised gains						(3)
Realised gains in period on FVOCI equity shares											3
Tax						(47)
Recycled to profit or loss on disposal of businesses	[4]								74
Amount recognized in equity								(156)
Amount transferred from equity to earnings								(365)
Tax								143
Retranslation of net assets									(58)
Currency translation adjustments and other movements														(12)
Foreign currency gains/(losses) on hedges of net assets									14
Tax									1
Profit attributable to ordinary shareholders and other equity owners											1,101
(Loss)/profit attributable to non-controlling interests														(16)
Equity preference dividends paid											(74)
Paid-in equity dividends paid, net of tax											(139)
Funding commitment to retirement benefit schemes, gross	[5]										(2,000)
Funding commitment to retirement benefit schemes, tax	[5]										516
Changes in fair value of credit in financial liabilities designated at fair value through profit, gross											95
Changes in fair value of credit in financial liabilities designated at fair value through profit, tax											(16)
Purchase of own shares												(63)
Shares issued under employee share schemes											(2)	82
Share-based payments, gross											18
At 31 December at Jun. 30, 2018		£ 12,028	£ 4,058	£ 995		£ 442		£ (151)	£ 3,001		£ 16,527	£ (24)	£ 48,491	£ 734	£ 2,565	£ 41,134	£ 48,491

[1]	Refer to Note 2 for further information on the impact of IFRS 9 on classification and basis of preparation, half year ended 30 June 2018 prepared under IFRS 9 and half year ended 30 June 2017 under IAS 39.
[2]	Paid in equity reclassified to liabilities as a result of the call of RBS capital Trust D in March 2017, redeemed in June 2017.
[3]	On 15 June 2017, the Court of Session approved a reduction of RBSG plc capital so that the amounts which stood to the credit of share premium account and capital redemption reserve were transferred to retained earnings.
[4]	No tax impact.
[5]	On 17 April 2018 RBS agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NatWest Markets Plc cannot continue to be a participant in the Main section and separate arrangements are required for its employees. Under the MoU NatWest Bank will make a contribution of £2 billion to strengthen funding of the Main section in recognition of the changes in covenant. The contribution will be made later in 2018.